Uncategorized Items	1/30/2011 - 1/28/2012 USD ($)	2/3/2013 - 2/1/2014 USD ($)	1/29/2012 - 2/2/2013 USD ($)
[mik_AdjustmentsToAdditionalPaidInCapitalReclassificationToShareBasedCompensationLiability]	(4,000,000)	(49,000,000)
[us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue]	1,000,000	13,000,000	(3,000,000)
[us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised]		5,000,000
[us-gaap_StockRepurchasedDuringPeriodValue]		8,000,000